Business Combination (Tables)	12 Months Ended
Feb. 28, 2019
Wupin Education
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation	The allocation of purchase price as of the date of the acquisition is summarized as below:

	RMB	Amortization period
Cash, cash equivalents and restricted cash	2,822
Other current assets	13,091
Property and equipment, net	1,160
Intangible assets:
Trade name	33,400	20 years
Customer relationship	2,000	3 years
Non-compete agreement	230	3 years
Goodwill	114,613
Deferred revenue	(12,865)
Other current liabilities	(864)
Deferred tax liabilities	(8,908)
Non-controlling interest	(15,799)
Total	128,880

Summary of Unaudited Pro Forma Result of Operations

The following summary of unaudited pro forma result of operations for the year ended February 28, 2018 and 2019 presented with the assumption that the acquisition had occurred as of March 1, 2017. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the acquisition occurred as of March 1, 2017, nor are they indicative of future operating results.

	For the years ended February 28,
	2018	2019
	RMB	RMB
Pro forma net revenue	307,790	335,643
Pro forma net (loss)/income	41,172	(1,470)

Fantasy
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation	The allocation of purchase price as of the date of the acquisition is summarized as below:

	RMB	Amortization period
Cash, cash equivalents and restricted cash	2,924
Other current assets	123
Property and equipment, net	58
Intangible assets
Trade name	4,000	10 years
Student base	2,200	3.5 years
School cooperation agreements	1,000	5 years
Goodwill	18,141
Deferred revenue	(1,659)
Other current liabilities	(1,458)
Deferred tax liabilities	(1,800)
Non-controlling interest	(11,529)
Total	12,000